Goodwill - Summary of Changes in Assumptions used in Impairment Test (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Goodwill	$ 1,234.0	$ 1,223.3	$ 1,228.7	$ 2,041.7
CGU Multi-Client [member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Goodwill	284.0	284.0	284.0
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	181.0
CGU Multi-Client [member] | Sensitivity On Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(11.0)
CGU Multi-Client [member] | Sensitivity On Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	11.0
CGU Multi-Client [member] | Sensitivity on Normative Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(112.0)
CGU Multi-Client [member] | Sensitivity on Normative Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	112.0
CGU Multi-Client [member] | Sensitivity on Discount Rate (After Tax) [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	48.0
CGU Multi-Client [member] | Sensitivity on Discount Rate (After Tax) [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(45.0)
CGUs in Subsurface Imaging and Reservoir [member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Goodwill	771.0	770.0	770.0
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	549.0
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity On Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(7.0)
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity On Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	7.0
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity on Normative Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(137.0)
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity on Normative Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	137.0
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity on Discount Rate (After Tax) [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	58.0
CGUs in Subsurface Imaging and Reservoir [member] | Sensitivity on Discount Rate (After Tax) [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(55.0)
Equipment 1 [member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Goodwill	179.0	$ 169.0	$ 175.0
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	437.0
Equipment 1 [member] | Sensitivity On Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(2.0)
Equipment 1 [member] | Sensitivity On Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	2.0
Equipment 1 [member] | Sensitivity on Normative Cash Flows [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	(96.0)
Equipment 1 [member] | Sensitivity on Normative Cash Flows [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	96.0
Equipment 1 [member] | Sensitivity on Discount Rate (After Tax) [Member] | Bottom of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	38.0
Equipment 1 [member] | Sensitivity on Discount Rate (After Tax) [Member] | Top of Range [Member]
Disclosure Of Sensitivity To Changes In Assumptions On Impairment Test [Line Items]
Excess of the expected future Discounted cash flows over the carrying value of assets including goodwill	$ (36.0)